CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Cash flows from operating activities:
Net income (loss)	$ (1,358)	$ 215	$ (223)
Adjustments required to reconcile net income to net cash used in operating activities:
Depreciation, amortization and impairment	539	614
Severance pay, net	50	23
Share-based compensation to employees	558	400
Decrease (increase) in trade receivables, net	(881)	2,235
Increase in other accounts receivable and prepaid expenses	(178)	(167)
Increase in contract assets	(497)	(48)
Increase in contract liabilities	188	286
Decrease (increase) in inventories	(4,917)	602
Decrease in trade payables	(401)	(808)
Increase (decrease) in other accounts payable and accrued expenses	142	(484)
Net cash provided by operating activities from continuing operations	(6,755)	2,868
Cash flows from investing activities:
Purchase of property, plant and equipment	(629)	(529)
Increase (decrease) in long-term receivables and deposits	(23)	2
Net cash by used in investing activities from continuing operations	(652)	(527)
Cash flows from financing activities:
Issuance of shares	1,500
Exercise of warrants		800
Net cash provided by financing activities from continuing operations	1,500	800
Net cash provided by operating activities from discontinued operations		913
Net cash used in investing activities from discontinued operations		(2)
Effect of exchange rate changes of discontinued operation on cash and cash equivalents		(399)
Increase (decrease) in cash and cash equivalents and restricted cash	(5,907)	3,653
Cash and cash equivalents and restricted cash at the beginning of the period	21,236	13,006	13,006
Cash and cash equivalents and restricted cash at the end of the period	15,329	16,659	$ 21,236
Less cash and cash equivalents of discontinued operation at the end of the period		679
Cash and cash equivalents of continued operation at the end of the period	15,329	15,980
(a) Supplemental disclosures of cash flow activities:
Net cash paid during the period for income taxes	11	8
Net cash paid during the period for interest		14
(b) Non-cash transactions
Purchase of property, plant and equipment in credit	436	131
Transfer of inventory to property, plant and equipment	30	271
Proceeds from sale of discontinued operations, net	845
Right-of-use assets ontained exchange for new operating lease liabilities	$ 2,032